Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activites
Net Income (Loss)	$ 1,949,000,000	$ 1,218,000,000	$ 1,365,000,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	1,655,000,000	1,641,000,000	1,597,000,000
Deferred Income Taxes	794,000,000	809,000,000	1,244,000,000
Gain on Settlement with BOA and Enron	(51,000,000)	0	0
Settlement of Litigation with BOA and Enron	(211,000,000)	0	0
Extraordinary Items, Net of Tax	(373,000,000)	0	5,000,000
Asset Impairments and Other Related Charges	139,000,000	0	0
Carrying Costs Income	(393,000,000)	(70,000,000)	(47,000,000)
Allowance for Equity Funds Used During Construction	(98,000,000)	(77,000,000)	(82,000,000)
Mark-to-Market of Risk Management Contracts	37,000,000	30,000,000	(59,000,000)
Amortization of Nuclear Fuel	137,000,000	139,000,000	63,000,000
Pension Contributions to Qualified Plan Trust	(450,000,000)	(500,000,000)	0
Property Taxes	(15,000,000)	(21,000,000)	(17,000,000)
Fuel Over/Under-Recovery, Net	(25,000,000)	(253,000,000)	(474,000,000)
Change in Other Noncurrent Assets	(112,000,000)	(89,000,000)	(152,000,000)
Change in Other Noncurrent Liabilities	307,000,000	202,000,000	244,000,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	107,000,000	(866,000,000)	41,000,000
Fuel, Materials and Supplies	176,000,000	221,000,000	(475,000,000)
Accounts Payable	(44,000,000)	(36,000,000)	8,000,000
Accrued Taxes, Net	193,000,000	179,000,000	(470,000,000)
Other Current Assets	37,000,000	73,000,000	(73,000,000)
Other Current Liabilities	29,000,000	62,000,000	(243,000,000)
Net Cash Flows from (Used for) Operating Activities	3,788,000,000	2,662,000,000	2,475,000,000
Investing Activities
Construction Expenditures	(2,669,000,000)	(2,345,000,000)	(2,792,000,000)
Change in Other Temporary Investments, Net	8,000,000	(4,000,000)	16,000,000
Purchases of Investment Securities	(1,321,000,000)	(1,918,000,000)	(853,000,000)
Sales of Investment Securities	1,379,000,000	1,817,000,000	748,000,000
Acquisitions of Nuclear Fuel	(106,000,000)	(91,000,000)	(169,000,000)
Acquisitions of Assets	(19,000,000)	(155,000,000)	(104,000,000)
Acquisition of Cushion Gas from BOA	(214,000,000)	0	0
Proceeds from Sales of Assets	123,000,000	187,000,000	278,000,000
Other Investing Activities	(71,000,000)	(14,000,000)	(40,000,000)
Net Cash Flows from (Used for) Investing Activities	(2,890,000,000)	(2,523,000,000)	(2,916,000,000)
Financing Activities
Issuance of Common Stock, Net	92,000,000	93,000,000	1,728,000,000
Issuance of Long-term Debt	1,328,000,000	1,270,000,000	2,306,000,000
Credit Facility Borrowings	488,000,000	565,000,000	127,000,000
Change in Short-term Debt, Net	744,000,000	770,000,000	119,000,000
Retirement of Long-term Debt	(1,665,000,000)	(1,993,000,000)	(816,000,000)
Retirement of Cumulative Preferred Stock	(64,000,000)	0	0
Credit Facility Repayments	(928,000,000)	(115,000,000)	(2,096,000,000)
Principal Payments for Capital Lease Obligations	(71,000,000)	(95,000,000)	(82,000,000)
Dividends Paid on Common Stock	(898,000,000)	(824,000,000)	(758,000,000)
Dividends Paid on Cumulative Preferred Stock	(2,000,000)	(3,000,000)	(3,000,000)
Other Financing Activities	5,000,000	(3,000,000)	(5,000,000)
Net Cash Flows from (Used for) Financing Activities	(971,000,000)	(335,000,000)	520,000,000
Net Increase (Decrease) in Cash and Cash Equivalents	(73,000,000)	(196,000,000)	79,000,000
Cash and Cash Equivalents at Beginning of Period	294,000,000	490,000,000	411,000,000
Cash and Cash Equivalents at End of Period	221,000,000	294,000,000	490,000,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	900,000,000	958,000,000	924,000,000
Net Cash Paid (Received) for Income Taxes	(118,000,000)	(268,000,000)	(98,000,000)
Noncash Acquisitions Under Capital Leases	54,000,000	225,000,000	86,000,000
Construction Expenditures Included in Current Liabilities at December 31,	380,000,000	267,000,000	348,000,000
Appalachian Power Co [Member]
Operating Activites
Net Income (Loss)	162,758,000	136,668,000	155,814,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	270,529,000	304,192,000	273,506,000
Deferred Income Taxes	107,565,000	144,413,000	322,626,000
Carrying Costs Income	(13,433,000)	(33,080,000)	(22,761,000)
Allowance for Equity Funds Used During Construction	(9,212,000)	(2,967,000)	(7,000,000)
Mark-to-Market of Risk Management Contracts	(26,000)	29,182,000	(15,346,000)
Pension Contributions to Qualified Plan Trust	(60,312,000)	(36,784,000)	0
Fuel Over/Under-Recovery, Net	(9,589,000)	(13,356,000)	(194,436,000)
Change in Regulatory Assets	(19,355,000)	38,475,000	(84,159,000)
Change in Other Noncurrent Assets	(2,402,000)	(15,668,000)	(2,926,000)
Change in Other Noncurrent Liabilities	10,392,000	1,757,000	3,895,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	59,352,000	(63,426,000)	(14,489,000)
Fuel, Materials and Supplies	80,191,000	116,530,000	(221,280,000)
Accounts Payable	(60,843,000)	(16,823,000)	(41,370,000)
Accrued Taxes, Net	71,610,000	76,881,000	(172,126,000)
Other Current Assets	15,570,000	1,287,000	(3,608,000)
Other Current Liabilities	3,933,000	(11,717,000)	(5,607,000)
Net Cash Flows from (Used for) Operating Activities	606,728,000	655,564,000	(29,267,000)
Investing Activities
Construction Expenditures	(463,077,000)	(534,334,000)	(543,587,000)
Change in Advances to Affiliates, Net	(22,008,000)	0	0
Acquisitions of Assets	(302,512,000)	(2,485,000)	(1,116,000)
Other Investing Activities	15,096,000	12,871,000	14,745,000
Net Cash Flows from (Used for) Investing Activities	(772,501,000)	(523,948,000)	(529,958,000)
Financing Activities
Capital Contribution from Parent	100,000,000	0	250,000,000
Issuance of Long-term Debt	739,393,000	363,726,000	447,883,000
Change in Advances from Affiliates, Net	69,917,000	(101,215,000)	34,658,000
Retirement of Long-term Debt	(579,672,000)	(200,019,000)	(150,017,000)
Retirement of Long-term Debt - Affiliated	0	(100,000,000)	0
Retirement of Cumulative Preferred Stock	(19,517,000)	(4,000)	0
Principal Payments for Capital Lease Obligations	(7,447,000)	(7,001,000)	(3,479,000)
Dividends Paid on Common Stock - Affiliated	(135,000,000)	(88,000,000)	(20,000,000)
Dividends Paid on Cumulative Preferred Stock	(732,000)	(799,000)	(799,000)
Other Financing Activities	197,000	641,000	989,000
Net Cash Flows from (Used for) Financing Activities	167,139,000	(132,671,000)	559,235,000
Net Increase (Decrease) in Cash and Cash Equivalents	1,366,000	(1,055,000)	10,000
Cash and Cash Equivalents at Beginning of Period	951,000	2,006,000	1,996,000
Cash and Cash Equivalents at End of Period	2,317,000	951,000	2,006,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	198,465,000	202,884,000	209,806,000
Net Cash Paid (Received) for Income Taxes	(66,520,000)	(153,205,000)	(81,508,000)
Noncash Acquisitions Under Capital Leases	2,692,000	22,772,000	2,572,000
Government Grants Included in Accounts Receivable at December 31,	1,048,000	1,049,000	0
Construction Expenditures Included in Current Liabilities at December 31,	65,308,000	66,048,000	108,077,000
Indiana Michigan Power Co [Member]
Operating Activites
Net Income (Loss)	149,674,000	126,091,000	216,310,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	133,394,000	136,443,000	134,690,000
Accretion of Asset Retirement Obligations	11,668,000	11,905,000	11,178,000
Deferred Income Taxes	141,015,000	63,947,000	271,264,000
Amortization (Deferral) of Incremental Nuclear Refueling Outage Expenses, Net	13,244,000	(31,939,000)	3,110,000
Allowance for Equity Funds Used During Construction	(15,395,000)	(15,678,000)	(12,013,000)
Mark-to-Market of Risk Management Contracts	(1,590,000)	4,592,000	(10,533,000)
Amortization of Nuclear Fuel	136,707,000	139,438,000	62,699,000
Pension Contributions to Qualified Plan Trust	(52,588,000)	(71,681,000)	0
Fuel Over/Under-Recovery, Net	(13,885,000)	(12,589,000)	34,676,000
Change in Other Noncurrent Assets	(22,977,000)	(12,597,000)	(16,555,000)
Change in Other Noncurrent Liabilities	50,371,000	56,592,000	45,276,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	57,661,000	(85,072,000)	19,338,000
Fuel, Materials and Supplies	40,239,000	(16,564,000)	(20,676,000)
Accounts Payable	(52,175,000)	46,579,000	(65,424,000)
Accrued Taxes, Net	15,508,000	77,075,000	(132,214,000)
Cook Plant Fire Costs	18,282,000	87,347,000	(89,409,000)
Other Current Assets	6,409,000	5,056,000	(5,351,000)
Other Current Liabilities	6,167,000	4,149,000	(2,924,000)
Net Cash Flows from (Used for) Operating Activities	621,729,000	513,094,000	443,442,000
Investing Activities
Construction Expenditures	(301,242,000)	(333,238,000)	(332,775,000)
Change in Advances to Affiliates, Net	(95,714,000)	114,012,000	(114,012,000)
Purchases of Investment Securities	(1,166,690,000)	(1,414,473,000)	(770,919,000)
Sales of Investment Securities	1,110,909,000	1,361,813,000	712,742,000
Acquisitions of Nuclear Fuel	(105,703,000)	(90,903,000)	(169,138,000)
Other Investing Activities	47,169,000	17,105,000	21,004,000
Net Cash Flows from (Used for) Investing Activities	(511,271,000)	(345,684,000)	(653,098,000)
Financing Activities
Capital Contribution from Parent	0	0	120,000,000
Issuance of Long-term Debt	185,972,000	152,464,000	670,060,000
Issuance of Long-term Debt - Affiliated	0	0	25,000,000
Change in Advances from Affiliates, Net	(42,769,000)	42,769,000	(476,036,000)
Retirement of Long-term Debt	(160,645,000)	(202,011,000)	0
Retirement of Long-term Debt - Affiliated	0	(25,000,000)	0
Retirement of Cumulative Preferred Stock	(8,470,000)	(3,000)	(2,000)
Principal Payments for Capital Lease Obligations	(8,652,000)	(31,180,000)	(31,637,000)
Dividends Paid on Common Stock - Affiliated	(75,000,000)	(105,000,000)	(98,000,000)
Dividends Paid on Cumulative Preferred Stock	(313,000)	(339,000)	(339,000)
Other Financing Activities	78,000	472,000	661,000
Net Cash Flows from (Used for) Financing Activities	(109,799,000)	(167,828,000)	209,707,000
Net Increase (Decrease) in Cash and Cash Equivalents	659,000	(418,000)	51,000
Cash and Cash Equivalents at Beginning of Period	361,000	779,000	728,000
Cash and Cash Equivalents at End of Period	1,020,000	361,000	779,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	95,124,000	100,617,000	99,079,000
Net Cash Paid (Received) for Income Taxes	(96,452,000)	(71,268,000)	(51,298,000)
Noncash Acquisitions Under Capital Leases	3,454,000	10,000,000	2,651,000
Construction Expenditures Included in Current Liabilities at December 31,	42,992,000	21,757,000	74,251,000
Acquisition of Nuclear Fuel Included in Current Liabilities at December 31,	715,000	308,000	15,000
Noncash Increase in Long-term Debt Through the Fort Wayne Lease Settlement	26,802,000	0	0
Ohio Power Co [Member]
Operating Activites
Net Income (Loss)	464,993,000	541,616,000	580,276,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	545,376,000	513,168,000	496,470,000
Deferred Income Taxes	119,184,000	292,831,000	514,201,000
Asset Impairments and Other Related Charges	89,824,000	0	0
Carrying Costs Income	(53,345,000)	(31,796,000)	(18,354,000)
Allowance for Equity Funds Used During Construction	(5,549,000)	(5,949,000)	(6,094,000)
Mark-to-Market of Risk Management Contracts	(3,695,000)	25,251,000	(10,271,000)
Pension Contributions to Qualified Plan Trust	(127,884,000)	(58,639,000)	0
Property Taxes	(5,722,000)	(19,324,000)	(14,474,000)
Fuel Over/Under-Recovery, Net	(727,000)	(131,850,000)	(333,598,000)
Change in Other Noncurrent Assets	(73,242,000)	3,797,000	(31,547,000)
Change in Other Noncurrent Liabilities	85,173,000	(17,079,000)	50,986,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	116,197,000	(126,071,000)	32,482,000
Fuel, Materials and Supplies	79,787,000	66,700,000	(198,124,000)
Accounts Payable	(17,059,000)	72,694,000	(189,103,000)
Accrued Taxes, Net	36,466,000	131,441,000	(136,746,000)
Other Current Assets	7,789,000	924,000	16,955,000
Other Current Liabilities	(15,821,000)	53,985,000	(34,048,000)
Net Cash Flows from (Used for) Operating Activities	1,241,745,000	1,311,699,000	719,011,000
Investing Activities
Construction Expenditures	(454,873,000)	(504,702,000)	(716,543,000)
Change in Advances to Affiliates, Net	(64,756,000)	283,650,000	(438,352,000)
Acquisitions of Assets	(2,229,000)	(5,801,000)	(1,429,000)
Proceeds from Sales of Assets	47,463,000	14,382,000	35,706,000
Other Investing Activities	29,014,000	26,400,000	21,680,000
Net Cash Flows from (Used for) Investing Activities	(445,381,000)	(186,071,000)	(1,098,938,000)
Financing Activities
Capital Contribution from Parent	0	0	550,000,000
Issuance of Long-term Debt	49,748,000	351,824,000	584,936,000
Change in Advances from Affiliates, Net	0	(24,202,000)	(184,550,000)
Retirement of Long-term Debt	(165,000,000)	(868,580,000)	(295,500,000)
Retirement of Long-term Debt - Affiliated	0	(100,000,000)	0
Retirement of Cumulative Preferred Stock	(17,831,000)	(7,000)	(1,000)
Principal Payments for Capital Lease Obligations	(11,854,000)	(11,617,000)	(6,976,000)
Dividends Paid on Common Stock	0	0	(2,042,000)
Dividends Paid on Common Stock - Affiliated	(650,000,000)	(469,075,000)	(245,000,000)
Dividends Paid on Cumulative Preferred Stock	(671,000)	(732,000)	(732,000)
Acquisition of JMG Noncontrolling Interest	0	0	(28,221,000)
Other Financing Activities	390,000	(5,370,000)	(2,649,000)
Net Cash Flows from (Used for) Financing Activities	(795,218,000)	(1,127,759,000)	369,265,000
Net Increase (Decrease) in Cash and Cash Equivalents	1,146,000	(2,131,000)	(10,662,000)
Cash and Cash Equivalents at Beginning of Period	949,000	3,080,000	13,742,000
Cash and Cash Equivalents at End of Period	2,095,000	949,000	3,080,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	226,711,000	239,984,000	241,627,000
Net Cash Paid (Received) for Income Taxes	81,740,000	(78,268,000)	(15,759,000)
Noncash Acquisitions Under Capital Leases	5,766,000	33,369,000	3,275,000
Government Grants Included in Accounts Receivable at December 31,	1,383,000	9,260,000	0
Construction Expenditures Included in Current Liabilities at December 31,	61,428,000	31,939,000	61,035,000
Noncash Dividend of Property to Parent	0	0	8,123,000
Public Service Co Of Oklahoma [Member]
Operating Activites
Net Income (Loss)	124,628,000	72,787,000	75,602,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	95,915,000	104,929,000	110,149,000
Deferred Income Taxes	61,581,000	92,695,000	56,029,000
Carrying Costs Income	(4,033,000)	(3,145,000)	(4,642,000)
Allowance for Equity Funds Used During Construction	(1,317,000)	(804,000)	(1,787,000)
Mark-to-Market of Risk Management Contracts	1,290,000	160,000	1,791,000
Pension Contributions to Qualified Plan Trust	(33,189,000)	(12,848,000)	0
Fuel Over/Under-Recovery, Net	32,949,000	(88,349,000)	(59,462,000)
Unrealized Forward Commitments, Net	(1,402,000)	46,000	(1,928,000)
Change in Other Noncurrent Assets	16,304,000	(19,325,000)	7,713,000
Change in Other Noncurrent Liabilities	32,177,000	16,612,000	625,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	44,414,000	(10,094,000)	81,446,000
Fuel, Materials and Supplies	(4,778,000)	(617,000)	5,301,000
Accounts Payable	(20,068,000)	(20,601,000)	(16,431,000)
Accrued Taxes, Net	19,535,000	(23,605,000)	(10,230,000)
Other Current Assets	4,855,000	4,446,000	(5,927,000)
Other Current Liabilities	10,628,000	(18,341,000)	1,404,000
Net Cash Flows from (Used for) Operating Activities	379,489,000	93,946,000	239,653,000
Investing Activities
Construction Expenditures	(140,327,000)	(194,896,000)	(175,122,000)
Change in Advances to Affiliates, Net	(39,876,000)	62,695,000	(62,695,000)
Other Investing Activities	1,126,000	(368,000)	(158,000)
Net Cash Flows from (Used for) Investing Activities	(179,077,000)	(132,569,000)	(237,975,000)
Financing Activities
Capital Contribution from Parent	0	0	20,000,000
Issuance of Long-term Debt	248,909,000	2,240,000	280,732,000
Change in Advances from Affiliates, Net	(91,382,000)	91,382,000	(70,308,000)
Retirement of Long-term Debt	(275,000,000)	0	(200,000,000)
Retirement of Cumulative Preferred Stock	(5,152,000)	(300,000)	(2,000)
Principal Payments for Capital Lease Obligations	(4,189,000)	(3,991,000)	(1,485,000)
Dividends Paid on Common Stock - Affiliated	(72,500,000)	(51,026,000)	(32,000,000)
Dividends Paid on Cumulative Preferred Stock	(180,000)	(200,000)	(212,000)
Other Financing Activities	25,000	192,000	1,048,000
Net Cash Flows from (Used for) Financing Activities	(199,469,000)	38,297,000	(2,227,000)
Net Increase (Decrease) in Cash and Cash Equivalents	943,000	(326,000)	(549,000)
Cash and Cash Equivalents at Beginning of Period	470,000	796,000	1,345,000
Cash and Cash Equivalents at End of Period	1,413,000	470,000	796,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	37,573,000	57,970,000	71,135,000
Net Cash Paid (Received) for Income Taxes	(16,043,000)	(16,770,000)	1,040,000
Noncash Acquisitions Under Capital Leases	1,078,000	13,794,000	3,478,000
Construction Expenditures Included in Current Liabilities at December 31,	28,427,000	6,842,000	11,901,000
Southwestern Electric Power Co [Member]
Operating Activites
Net Income (Loss)	165,126,000	146,684,000	117,203,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	133,229,000	126,901,000	145,144,000
Deferred Income Taxes	16,726,000	81,764,000	28,016,000
Extraordinary Items, Net of Tax	0	0	5,325,000
Asset Impairments and Other Related Charges	49,000,000	0	0
Allowance for Equity Funds Used During Construction	(48,731,000)	(45,646,000)	(46,737,000)
Mark-to-Market of Risk Management Contracts	1,732,000	4,826,000	650,000
Pension Contributions to Qualified Plan Trust	(31,263,000)	(29,065,000)	0
Fuel Over/Under-Recovery, Net	(21,485,000)	(6,089,000)	68,024,000
Change in Regulatory Liabilities	28,031,000	26,671,000	(2,310,000)
Change in Other Noncurrent Assets	24,519,000	(15,207,000)	20,333,000
Change in Other Noncurrent Liabilities	20,904,000	21,958,000	9,111,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	20,751,000	(21,507,000)	113,134,000
Fuel, Materials and Supplies	(15,168,000)	21,498,000	(26,190,000)
Accounts Payable	1,168,000	(23,004,000)	40,981,000
Accrued Taxes, Net	40,189,000	(18,788,000)	(25,252,000)
Accrued Interest	(910,000)	6,570,000	(3,468,000)
Other Current Assets	2,983,000	(3,182,000)	700,000
Other Current Liabilities	340,000	(1,433,000)	(33,844,000)
Net Cash Flows from (Used for) Operating Activities	387,141,000	272,951,000	410,820,000
Investing Activities
Construction Expenditures	(551,163,000)	(420,485,000)	(596,581,000)
Change in Advances to Affiliates, Net	86,222,000	(34,405,000)	(34,883,000)
Equity Investments	(1,460,000)	(200,000)	(12,873,000)
Acquisitions of Assets	(8,045,000)	(103,225,000)	(17,639,000)
Proceeds from Sales of Assets	1,197,000	5,356,000	105,999,000
Other Investing Activities	2,365,000	(211,000)	(510,000)
Net Cash Flows from (Used for) Investing Activities	(470,884,000)	(553,170,000)	(556,487,000)
Financing Activities
Capital Contribution from Parent	0	0	142,500,000
Issuance of Long-term Debt	0	399,394,000	0
Credit Facility Borrowings	58,435,000	99,688,000	126,903,000
Change in Advances from Affiliates, Net	132,473,000	0	(2,526,000)
Retirement of Long-term Debt	(41,135,000)	(53,500,000)	(4,406,000)
Retirement of Long-term Debt - Affiliated	0	(50,000,000)	0
Retirement of Cumulative Preferred Stock	(5,069,000)	(1,000)	0
Credit Facility Repayments	(47,636,000)	(100,361,000)	(127,185,000)
Proceeds from Sale/Leaseback	0	0	22,831,000
Principal Payments for Capital Lease Obligations	(13,675,000)	(12,183,000)	(10,952,000)
Dividends Paid on Common Stock	(3,811,000)	(3,763,000)	(3,375,000)
Dividends Paid on Cumulative Preferred Stock	(210,000)	(229,000)	(229,000)
Other Financing Activities	3,658,000	1,027,000	1,857,000
Net Cash Flows from (Used for) Financing Activities	83,030,000	280,072,000	145,418,000
Net Increase (Decrease) in Cash and Cash Equivalents	(713,000)	(147,000)	(249,000)
Cash and Cash Equivalents at Beginning of Period	1,514,000	1,661,000	1,910,000
Cash and Cash Equivalents at End of Period	801,000	1,514,000	1,661,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	71,713,000	70,729,000	80,671,000
Net Cash Paid (Received) for Income Taxes	(336,000)	8,350,000	19,615,000
Noncash Acquisitions Under Capital Leases	13,334,000	1,593,000	51,217,000
Construction Expenditures Included in Current Liabilities at December 31,	109,600,000	94,836,000	71,431,000
Noncash Assumption of Liabilities Related to Acquisitions of Assets	$ 0	$ 8,400,000	$ 0